Trade Receivables (Tables)	6 Months Ended
Jun. 30, 2020
Statement [Line Items]
Schedule of Detailed Information About Trade Receivables	Trade receivables is as follows:
	June 30, 2020	December 31, 2019
Trade receivables	2,889,573	1,793,759
Provision for doubtful accounts	(244,972)	(107,995)
	2,644,601	1,685,764

Schedule of Carrying Amount of Each Aging Range

Maximum exposure to credit risk at the reporting date is the carrying amount of each aging range, net of the provision for doubtful accounts, as shown in the aging list below:

	June 30, 2020	December 31, 2019
Current	1,632,884	1,501,958
Past due:
Up to 30 days	874,649	142,069
31 to 60 days	138,467	36,466
61 to 90 days	40,178	27,789
91 to 180 days	203,395	85,477
Provision for doubtful accounts	(244,972)	(107,995)
	2,644,601	1,685,764

Schedule of Allowance For Credit Losses

The changes in the provision for doubtful accounts is as follows:

Balance at December 31, 2018	(129,242)
Additions	(118,037)
Write-offs (a)	138,116
Exchange variation	471
Balance at June 30, 2019	(108,692)

Balance at December 31, 2019	(107,995)
Additions	(447,669)
Write-offs (a)	371,004
Exchange variation	(60,312)
Balance at June 30, 2020	(244,972)

(a)     Refers to accounts overdue for more than 180 days which are written off when the Company has no expectation of recovering the trade receivable and sales of customer portfolio.

Schedule of Trade Receivables by Exposure to Doubtful Accounts

The following table shows trade receivables by exposure to doubtful accounts on June 30, 2020 and December 31, 2019:

	June 30, 2020		December 31, 2019
	Trade receivables	Provision for doubtful accounts	Trade receivables	Provision for doubtful accounts
Current	1,632,884	(46,358)	1,501,958	(38,060)
Past due:
Up to 30 days	874,649	(9,229)	142,069	(14,311)
31 to 60 days	138,467	(23,549)	36,466	(6,663)
61 to 90 days	40,178	(10,185)	27,789	(6,333)
91 to 180 days	203,395	(155,651)	85,477	(42,628)
	2,889,573	(244,972)	1,793,759	(107,995)